Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Schedule of sensitivity analysis of the actuarial assumptions

Sensitivity	Discount rate
	+ 0.25%	-0.25%
Impact on defined benefit	-0.07 Billion US$	+0.07 Billion US$
Total defined benefit obligation	3.2 Billion US$	3.3 Billion US$